Related Party Transactions (Details) - USD ($)			1 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended			17 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Jun. 30, 2024	Sep. 30, 2024		Sep. 30, 2023	Sep. 30, 2024	Jul. 31, 2023	Sep. 01, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Due from affiliates	$ 35,045	$ 2,039,274				$ 35,045		$ 2,039,274	$ 35,045
Due to affiliates	579,524	6,808,749				579,524		6,808,749	579,524
Recognized revenue from related party					$ 69,619
Payments of monthly requires GSA				$ 1,575,000		1,600,000		1,600,000	$ 1,550,000
Revenue from related parties						5,913,461		21,297,642
Cost of revenue						4,914,945		21,640,783
Issuance of common stock to settle due to affiliates						$ 2,727,060	[1]	$ 2,727,061
Issuance of common stock to settle due to affiliates (in Shares)								94,710
Written off	6,141,000
Supplier under de-recognized	$ 6,082,962
Issued and outstanding ordinary shares, percentage	5.00%					5.00%			5.00%			5.00%
Direct privately held investment.						40.00%
In-direct privately held investment.						10.00%
Incurred professional fees	$ 221,660	$ 191,765				$ 221,660		$ 191,765	$ 221,660
Incurred advisory fees						70,000		0
Owed from affiliate balance						192,069		229,837
Line of credit										$ 1,000,000
Reserve for credit loss						6,141,000		1,179,772
Common stock shares issued (in Shares)		8,767
Collected outstanding amount						132,826
Customer digital currency assets and liabilities	20,020	$ 0				20,020		0	20,020
Related Party [Member]
Related Party Transactions [Line Items]
Reserve for credit loss						10,199
Interest income related to notes receivable						949		12,082
Interest receivable related to the notes receivable	$ 0	12,179				0		12,179	0
General Support Services [Member]
Related Party Transactions [Line Items]
Revenue from related parties						4,800,000		19,200,000
Cost of revenue						4,650,000		18,775,000	$ 4,650,000
General Services Agreement [Member]
Related Party Transactions [Line Items]
Revenue from related parties						4,800,000		1,341,000
Related Party [Member]
Related Party Transactions [Line Items]
Recognized revenue from related party								138,419
Shareholder Note Receivable [Member]
Related Party Transactions [Line Items]
Principal amount											$ 35,000
Fixed interest rate						5.00%
Fixed interest amount						$ 17,500
Maturity date						Mar. 01, 2023
Shareholder Note Receivable [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Fixed interest amount						$ 17,500
Maturity date						Sep. 01, 2023
Accrued and unpaid interest			$ 37,198
Unpaid interest			$ 3,007
Brilliant Note Receivable [Member]
Related Party Transactions [Line Items]
Principal amount		299,650						299,650
Written off								299,650
Line of Credit [Member]
Related Party Transactions [Line Items]
Line of credit		$ 764,892						764,892		$ 1,000,000
Line of credit bears interest at an annual rate										8.00%
Collateralized Shares (in Shares)										133,514
Reserve for credit loss								$ 637,072
Common stock shares issued (in Shares)						133,514

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.